Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Funds held	R$ 25	R$ 25
Weighted average interest rate	86.66%	109.64%
Investment date	90 days